Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 12,214,556	$ 21,862,728
Cost of revenues	12,393,089	19,803,739
Gross (loss) profit	(178,533)	2,058,989
Operating Expenses:
General and administrative (including stock-based compensation of $6,645,891 and $6,492,653, respectively)	11,597,173	9,230,789
Sales and marketing	573,881	426,728
Research and development	160,858	137,278
Total operating expenses	12,331,912	9,794,795
Operating loss	(12,510,445)	(7,735,806)
Other expense (income):
Interest expense	103,615
Other income	(116)	(3)
Total other expense (income)	103,499	(3)
Loss before provision for income taxes	(12,613,944)	(7,735,803)
Provision for income taxes	2,464	2,400
Net Loss	(12,616,408)	(7,738,203)
Less cumulative preferred stock dividends	46,587
Net Loss to common stockholders	$ (12,662,995)	$ (7,738,203)
Weighted average shares outstanding - Basic	6,326,806	4,409,670
Weighted average shares outstanding - Diluted	6,326,806	4,409,670
Net loss per share - Basic	$ (2.00)	$ (1.75)
Net loss per share - Diluted	$ (2.00)	$ (1.75)